PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets [Text Block]
11.	PREPAIDS AND OTHER

The components of prepaids and other were as follows:

	Successor
	As at December 31,
	2014	2013
Property taxes, insurance and licenses	$3.1	$3.5
Other	1.5	1.0
	$4.6	$4.5

Prepaids and other assets are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.